Average Annual Total Returns - Investor A, C and Institutional - BLACKROCK MANAGED INCOME FUND	Apr. 30, 2021
Institutional Shares
Average Annual Return:
1 Year	5.78%
5 Years	5.89%
10 Years	6.04%
Investor A Shares
Average Annual Return:
1 Year	1.29%
5 Years	4.76%
10 Years	5.28%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	(0.04%)
5 Years	3.24%
10 Years	3.41%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.78%
5 Years	3.03%
10 Years	3.47%
Investor C Shares
Average Annual Return:
1 Year	3.72%
5 Years	4.83%
10 Years	4.95%